Note 9 - Share Capital (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
	2022	2021	2020
Common shares issued and outstanding, beginning of year	53,547,709	46,799,828	28,578,137
Shares issued in March/April 2020 financing	-	1,623,950	431,870
Shares issued in October 2019 financing	-	-	2,407,314
ATM issuances	515,693	182,226	-
Effect of warrants and options exercised	223,269	1,055,772	482,319
Weighted average common shares issued and outstanding, end of year	54,286,671	49,661,776	31,899,640
Common shares issued and outstanding, end of year	55,647,479	53,547,709	46,799,828